Equity and Equity-based Compensation - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense	$ 9,800			$ 9,800
Adjustment to re-measurement of redeemable convertible preferred units		$ 0	$ 426,101	426,101	$ 202,433	$ 42,186
Remeasure of common unit warrants			$ 6,600
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense		$ 19,300
Weighted average period of recognition		2 years 7 months 6 days
PSUs vested (in shares)		345,000
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense		$ 3,600
Weighted average period of recognition		2 years 6 months
PSUs vested (in shares)		0
Performance stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of stock issued to holder		0.00%
Performance stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of stock issued to holder		200.00%
Performance stock units | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)		1,527,362
Stock Appreciation Rights And Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense	900			$ 900
Weighted average period of recognition				2 years 1 month 6 days
Weighted Average Remaining Contractual Term (in years)				6 years 4 months 24 days
Intrinsic value	40,400			$ 40,400
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense		$ 7,400
Weighted average period of recognition		7 months 6 days		8 months 12 days
Weighted Average Remaining Contractual Term (in years)		4 years 1 month 6 days		6 years 2 months 12 days
Intrinsic value	71,500	$ 26,400		$ 71,500
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense		$ 800
Weighted average period of recognition		2 years 2 months 12 days
Weighted Average Remaining Contractual Term (in years)		6 years 1 month 6 days
Intrinsic value		$ 39,900
Employee Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense	$ 17,800	$ 16,200		$ 17,800
Weighted average period of recognition		2 years 10 months 24 days		3 years 1 month 12 days
PSUs vested (in shares)	358,000	847,000		3,693,000
Employee Stock | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased (in shares)		0